Eaton Vance
Stock Fund
March 31, 2023 (Unaudited)

Eaton Vance Stock Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its investable assets in Stock Portfolio (the Portfolio) and owns a pro-rata interest in the Portfolio’s net assets. At March 31, 2023, the value of the Fund’s investment in the Portfolio was $73,688,937 and the Fund owned 13.2% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Stock Portfolio
March 31, 2023
Portfolio of Investments (Unaudited)

Common Stocks — 100.0%
Security	Shares	Value
Automobile Components — 0.9%
Aptiv PLC(1)	47,256	$ 5,301,651
		$ 5,301,651
Banks — 1.0%
Wells Fargo & Co.	144,210	$ 5,390,570
		$ 5,390,570
Beverages — 5.8%
Coca-Cola Co. (The)	251,746	$ 15,615,804
PepsiCo, Inc.	91,500	16,680,450
		$ 32,296,254
Biotechnology — 2.4%
AbbVie, Inc.	83,416	$ 13,294,008
		$ 13,294,008
Broadline Retail — 3.4%
Amazon.com, Inc.(1)	186,720	$ 19,286,309
		$ 19,286,309
Capital Markets — 6.3%
Intercontinental Exchange, Inc.	111,904	$ 11,670,468
S&P Global, Inc.	22,236	7,666,306
Stifel Financial Corp.	111,600	6,594,444
Tradeweb Markets, Inc., Class A	114,629	9,057,983
		$ 34,989,201
Chemicals — 2.7%
FMC Corp.	45,800	$ 5,593,554
Linde PLC	26,800	9,525,792
		$ 15,119,346
Commercial Services & Supplies — 1.4%
Waste Management, Inc.	48,178	$ 7,861,204
		$ 7,861,204
Consumer Staples Distribution & Retail — 1.9%
Walmart, Inc.	72,500	$ 10,690,125
		$ 10,690,125
Security	Shares	Value
Electric Utilities — 2.3%
Constellation Energy Corp.	57,800	$ 4,537,300
NextEra Energy, Inc.	105,940	8,165,855
		$ 12,703,155
Electrical Equipment — 1.6%
AMETEK, Inc.	62,856	$ 9,134,863
		$ 9,134,863
Electronic Equipment, Instruments & Components — 1.0%
TE Connectivity, Ltd.	41,600	$ 5,455,840
		$ 5,455,840
Entertainment — 2.0%
Electronic Arts, Inc.	49,800	$ 5,998,410
Walt Disney Co. (The)(1)	51,300	5,136,669
		$ 11,135,079
Financial Services — 4.1%
Shift4 Payments, Inc., Class A(1)	79,000	$ 5,988,200
Visa, Inc., Class A	75,430	17,006,448
		$ 22,994,648
Ground Transportation — 1.6%
Union Pacific Corp.	45,424	$ 9,142,034
		$ 9,142,034
Health Care Equipment & Supplies — 4.5%
Boston Scientific Corp.(1)	206,236	$ 10,317,987
Intuitive Surgical, Inc.(1)	28,400	7,255,348
Stryker Corp.	26,200	7,479,314
		$ 25,052,649
Hotels, Restaurants & Leisure — 1.6%
Domino's Pizza, Inc.	16,600	$ 5,475,842
Marriott International, Inc., Class A	20,628	3,425,073
		$ 8,900,915
Insurance — 2.4%
Allstate Corp. (The)	72,300	$ 8,011,563
W.R. Berkley Corp.	88,200	5,491,332
		$ 13,502,895
Interactive Media & Services — 3.6%
Alphabet, Inc., Class C(1)	192,480	$ 20,017,920
		$ 20,017,920

Stock Portfolio
March 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Life Sciences Tools & Services — 4.3%
Danaher Corp.	31,192	$ 7,861,632
Illumina, Inc.(1)	25,600	5,953,280
Thermo Fisher Scientific, Inc.	17,634	10,163,708
		$ 23,978,620
Machinery — 0.6%
Parker-Hannifin Corp.	10,400	$ 3,495,544
		$ 3,495,544
Media — 1.2%
Comcast Corp., Class A	181,100	$ 6,865,501
		$ 6,865,501
Multi-Utilities — 1.1%
Sempra Energy	41,400	$ 6,258,024
		$ 6,258,024
Oil, Gas & Consumable Fuels — 1.8%
ConocoPhillips	99,556	$ 9,876,951
		$ 9,876,951
Pharmaceuticals — 3.5%
Bristol-Myers Squibb Co.	109,800	$ 7,610,238
Eli Lilly & Co.	34,100	11,710,622
		$ 19,320,860
Professional Services — 4.5%
Automatic Data Processing, Inc.	54,796	$ 12,199,234
Booz Allen Hamilton Holding Corp.	63,890	5,921,964
TransUnion	115,300	7,164,742
		$ 25,285,940
Real Estate Management & Development — 1.5%
FirstService Corp.	58,500	$ 8,247,915
		$ 8,247,915
Semiconductors & Semiconductor Equipment — 5.9%
Analog Devices, Inc.	65,386	$ 12,895,427
Lam Research Corp.	21,400	11,344,568
Texas Instruments, Inc.	45,647	8,490,798
		$ 32,730,793
Software — 12.7%
ANSYS, Inc.(1)	18,700	$ 6,223,360
Black Knight, Inc.(1)	78,500	4,518,460
Security	Shares	Value
Software (continued)
Fair Isaac Corp.(1)	11,300	$ 7,940,397
Intuit, Inc.	17,954	8,004,432
Microsoft Corp.	141,098	40,678,553
VMware, Inc., Class A(1)	27,900	3,483,315
		$ 70,848,517
Specialized REITs — 1.0%
Lamar Advertising Co., Class A	56,890	$ 5,682,742
		$ 5,682,742
Specialty Retail — 1.5%
TJX Cos., Inc. (The)	105,434	$ 8,261,808
		$ 8,261,808
Technology Hardware, Storage & Peripherals — 6.7%
Apple, Inc.	225,684	$ 37,215,292
		$ 37,215,292
Textiles, Apparel & Luxury Goods — 1.8%
Lululemon Athletica, Inc.(1)	13,800	$ 5,025,822
NIKE, Inc., Class B	43,300	5,310,312
		$ 10,336,134
Wireless Telecommunication Services — 1.4%
T-Mobile US, Inc.(1)	53,508	$ 7,750,099
		$ 7,750,099
Total Common Stocks (identified cost $389,559,555)		$558,423,406

Short-Term Investments — 0.0%(2)
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.73%(3)	8,774	$ 8,774
Total Short-Term Investments (identified cost $8,774)		$ 8,774
Total Investments — 100.0% (identified cost $389,568,329)		$558,432,180
Other Assets, Less Liabilities — (0.0)%(2)		$ (167,826)
Net Assets — 100.0%		$558,264,354

Stock Portfolio
March 31, 2023
Portfolio of Investments (Unaudited) — continued

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Non-income producing security.
(2)	Amount is less than 0.05% or (0.05)%, as applicable.
(3)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of March 31, 2023.
Abbreviations:
REITs	– Real Estate Investment Trusts

The Portfolio did not have any open derivative instruments at March 31, 2023.
Affiliated Investments
At March 31, 2023, the value of the Portfolio's investment in funds that may be deemed to be affiliated was $8,774, which represents less than 0.05% of the Portfolio's net assets. Transactions in such funds by the Portfolio for the fiscal year to date ended March 31, 2023 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$4,125	$16,451,962	$(16,447,313)	$ —	$ —	$8,774	$17,717	8,774
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At March 31, 2023, the hierarchy of inputs used in valuing the Portfolio's investments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$558,423,406*	$ —	$ —	$558,423,406
Short-Term Investments	8,774	—	—	8,774
Total Investments	$558,432,180	$ —	$ —	$558,432,180
*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.
For information on the Portfolio's policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent financial statements included in its semiannual or annual report to shareholders.
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